Allowance for Loan Losses - Company's Distribution of Risk Ratings within Held-for-Investment Loan Portfolio (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	$ 1,609,918	$ 1,548,509	$ 1,510,144
Commercial and Industrial [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	235,946	230,681	242,494
CRE Owner Occupied [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	231,348	228,191	278,651
CRE Non-Owner Occupied [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	742,662	625,700	461,631
Land and Development [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	67,165	68,070	70,156
Home Equity Lines of Credit [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	110,377	130,401	156,926
Home Equity Term Loans [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	9,104	12,383	17,239
Residential Real Estate Loans [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	210,874	249,975	276,993
Other [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	2,442	3,108	6,054
Pass [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	1,603,079	1,537,389	1,474,791
Pass [Member] | Commercial and Industrial [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	233,907	227,220	235,985
Pass [Member] | CRE Owner Occupied [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	229,635	223,695	267,018
Pass [Member] | CRE Non-Owner Occupied [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	742,146	625,700	451,921
Pass [Member] | Land and Development [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	67,165	68,070	70,018
Pass [Member] | Home Equity Lines of Credit [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	110,377	130,401	155,084
Pass [Member] | Home Equity Term Loans [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	9,032	12,294	16,819
Pass [Member] | Residential Real Estate Loans [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	208,460	247,002	272,044
Pass [Member] | Other [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	2,357	3,007	5,902
Special Mention [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment		5,199	12,973
Special Mention [Member] | Commercial and Industrial [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment		2,926	6,304
Special Mention [Member] | CRE Owner Occupied [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment		2,273	6,669
Substandard [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	6,839	5,921	22,380
Substandard [Member] | Commercial and Industrial [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	2,039	535	205
Substandard [Member] | CRE Owner Occupied [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	1,713	2,223	4,964
Substandard [Member] | CRE Non-Owner Occupied [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	516		9,710
Substandard [Member] | Land and Development [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment			138
Substandard [Member] | Home Equity Lines of Credit [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment			1,842
Substandard [Member] | Home Equity Term Loans [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	72	89	420
Substandard [Member] | Residential Real Estate Loans [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	2,414	2,973	4,949
Substandard [Member] | Other [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	$ 85	$ 101	$ 152